Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents a reconciliation of the carrying amounts of assets and liabilities of the Services Business to the amounts presented net in the accompanying balance sheets:

	March 31, 2015	December 31, 2014
Carrying amounts of assets included as part of discontinued operations:
Accounts and unbilled receivables, net	$1,053	$1,501
Prepaid expenses and other current assets	258	289
Property and equipment, net	4,674	4,835
Other assets	64	76
Assets of discontinued operations, net	$6,049	$6,701

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable and accrued expenses	$689	$681
Deferred revenue	445	445
Deferred rent	1,237	1,294
Liabilities related to assets of discontinued operations	$2,371	$2,420

The following table presents revenue, (expenses), gains, and (losses) attributable to discontinued operations:

	Three Months Ended March 31,
	2015	2014
Major line items constituting income (loss) of discontinued operations:
Total revenue	$3,232	$4,640
Cost of revenue	(3,231)	(3,960)
Research and development	(431)	—
Selling, general and administrative	(23)	—
Income tax expense	—	(313)
Income (loss) from discontinued operations, net	$(453)	$367
The following table presents depreciation, capital expenditures, and significant operating and investing non-cash items related to the discontinued operations:

	Three Months Ended March 31,
	2015	2014
Depreciation expense	$282	$282
Purchases of property and equipment	$(171)	$(74)
Stock-based compensation	$33	$13
Changes in deferred rent	$(57)	$(15)
Equipment purchases in accounts payable and accrued expenses	$25	$204

The following table presents revenue, (expenses), gains, and (losses) attributable to discontinued operations:

	Years Ended December 31,
	2014	2013
Major line items constituting income of discontinued operations:
Total revenue	$17,768	$16,762
Cost of revenue	(15,446)	(16,305)
Selling, general and administrative	48	—
Gain on insurance recovery	165	—
Gain on sale of asset	—	988
Income tax expense	(1,166)	(575)
Income from discontinued operations	$1,369	$870
The following table presents a reconciliation of the carrying amounts of assets and liabilities of the Services Business to assets of discontinued operations, net in the accompanying balance sheets:

	December 31,
	2014	2013
Carrying amounts of assets included as part of discontinued operations:
Accounts and unbilled receivables, net	$1,501	$1,062
Prepaid expenses and other current assets	289	246
Property and equipment, net	4,835	5,401
Other assets	76	89
Assets of discontinued operations, net	$6,701	$6,798

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable and accrued expenses	$681	$737
Deferred revenue	445	225
Deferred rent	1,294	1,481
Liabilities related to assets of discontinued operations	$2,420	$2,443
The following table presents depreciation, capital expenditures, and significant operating and investing non-cash items related to the discontinued operations:

	Years Ended December 31,
	2014	2013
Depreciation expense	$1,132	$1,215
Purchases of property and equipment	(704)	(431)
Proceeds from insurance recovery	216	—
Gain on insurance recovery	(165)	—
Gain on sale of asset, net of transaction expenses	—	(988)
Proceeds from sale of asset, net of transaction expenses	—	988
Stock-based compensation	159	45
Changes in deferred rent	(187)	(53)
Equipment purchases in accounts payable and accrued expenses	34	15
Impairment of fixed asset	51	—